Note 20 - Comprehensive Income (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Other Comprehensive Income (Loss), Net of Tax	$ 5,126	$ (3,010)
Derivative Instruments, Loss Recognized in Other Comprehensive Income (Loss), Effective Portion	1,364	14,550
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	6,459	11,489
Amounts Reclassified From Net Settlements on Interest Rate Swaps Qualifying for Hedge Accounting to Depreciation	(31)	(51)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	51,189	$ 69,028
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	$ 8,601